Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense:
Federal	$ 588	$ 190	$ 160
Foreign	443	404	353
State and local	192	19	107
Total current tax expense	1,223	613	620
Deferred tax expense (benefit):
Federal	(379)	104	208
Foreign	31	(5)	22
State and local	(75)	56	27
Total deferred tax expense (benefit)	(423)	155	257
Provision for income taxes	$ 800	$ 768	$ 877